Property and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		25 Months Ended	34 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Property Plant And Equipment [Abstract]
Depreciation expense	$ 9	$ 7	$ 13	$ 4	$ 17	$ 26
Change in assets disposed of or sold			$ 0	$ 0